NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties

Notes payable is summarized as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
(a) Term Note - bank	$-	$4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
(c) Convertible Note Payable - related party	-	35,000

Schedule of Maturities of Long-term Debt

The following table details the maturity of the notes payable for CUI Global, Inc. as of December 31, 2012:

	2013	2014	2015	2016	2017	Thereafter	Total
Notes Payable Maturities:	$-	$-	$-	$-	$-	$7,303,683	$7,303,683